Expense Example - Hartford Small Cap Value Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class R6 Year 1	Class R6 Year 3	Class R6 Year 5	Class R6 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	675	961	1,269	2,139	308	663	1,145	2,475	102	327	570	1,267	153	502	874	1,922	122	409	716	1,590	92	315	556	1,248	82	281	498	1,120	87	308	547	1,232	82	279	493	1,109